Basis of Presentation and General information	9 Months Ended
Sep. 30, 2019
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information

Castor Maritime Inc. (“Castor”) was incorporated on September 11, 2017 under the laws of the Republic of the Marshall Islands. The Company is engaged in the worldwide ocean transportation of dry bulk cargoes through its vessel-owning subsidiaries. On December 21, 2018, Castor’s common shares began trading on the Norwegian OTC whereas, on February 11, 2019, they began trading on the NASDAQ Stock Market under the ticker symbol “CTRM”.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Castor and its wholly owned subsidiaries, collectively the “Company”, and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended September 30, 2018 and the transition report for the period from October 1, 2018 to December 31, 2018, filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 31, 2019 and December 16, 2019, respectively.

On September 27, 2019, the Company’s Board of Director authorized a change in Castor’s fiscal year end from September 30 to December 31 of each year. As a result, our unaudited interim condensed consolidated financial statements have been prepared on the basis of the new fiscal year end, but consistently with the preparation of the annual financial statements. In the opinion of management, these financial statements reflect all adjustments which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the nine-month period ended September 30, 2019 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2019.

Castor is controlled by Thalassa Investment Co. S.A. (“Thalassa”), an entity registered in Liberia, which as of September 30, 2019, held 37.3% of the Company's common shares and 100% of the Series B preferred shares and, accordingly, could control the outcome of matters on which stockholders are entitled to vote.  Thalassa is wholly-owned and controlled by Petros Panagiotidis, the Company's Chairman, Chief Executive Officer and Chief Financial Officer.

As of September 30, 2019, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Vessel Owning Subsidiaries:

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co.	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co.	Marshall Islands	Magic Sun	75,311	2001	September 2019